Insurance Contracts - Summary of the impact on the consolidated statement of financial position of insurance contracts (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)
Disclosure of effect of insurance contracts initially recognised [line items]
Initial recognition of new insurance contracts - Non-onerous contracts	₩ 0	[1]
Initial recognition of new insurance contracts - Onerous contracts	8,174	[1]
Sub-total	8,174
Business Combination	47,067,270
Total	47,075,444
Insurance acquisition cash flow
Disclosure of effect of insurance contracts initially recognised [line items]
Initial recognition of new insurance contracts - Non-onerous contracts	608,795	[1]
Initial recognition of new insurance contracts - Onerous contracts	46,026	[1]
Sub-total	654,821
Business Combination	630,150
Total	1,284,971
Insurance expenses and insurance
Disclosure of effect of insurance contracts initially recognised [line items]
Initial recognition of new insurance contracts - Non-onerous contracts	3,444,352	[1]
Initial recognition of new insurance contracts - Onerous contracts	227,758	[1]
Sub-total	3,672,110
Business Combination	101,042,991
Total	104,715,101
The estimates of the present value of future cash inflows
Disclosure of effect of insurance contracts initially recognised [line items]
Initial recognition of new insurance contracts - Non-onerous contracts	(4,546,284)	[1]
Initial recognition of new insurance contracts - Onerous contracts	(268,857)	[1]
Sub-total	(4,815,141)
Business Combination	(58,962,475)
Total	(63,777,616)
Risk adjustment for non-financial risk [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Initial recognition of new insurance contracts - Non-onerous contracts	46,095	[1]
Initial recognition of new insurance contracts - Onerous contracts	3,247	[1]
Sub-total	49,342
Business Combination	773,337
Total	822,679
Contractual Service Margin
Disclosure of effect of insurance contracts initially recognised [line items]
Initial recognition of new insurance contracts - Non-onerous contracts	447,042	[1]
Initial recognition of new insurance contracts - Onerous contracts	0	[1]
Sub-total	447,042
Business Combination	3,583,267
Total	4,030,309
Loss at initial recognition
Disclosure of effect of insurance contracts initially recognised [line items]
Initial recognition of new insurance contracts - Non-onerous contracts	0	[1]
Initial recognition of new insurance contracts - Onerous contracts	8,174	[1]
Sub-total	8,174
Business Combination	121
Total	₩ 8,295

[1]	There are no insurance contracts acquired in a transfer.